Long-Term Debt - Additional Information - Vigdis Loan Facility (Detail) - USD ($)		1 Months Ended	12 Months Ended
	May 26, 2017	Apr. 30, 2015	Dec. 31, 2017
Debt Instrument [Line Items]
Long term debt interest rate description			LIBOR plus a margin of 2.2%
Line of credit facility expiration date			Dec. 31, 2018
Minimum liquidity of Partnership			$ 22,000,000
Minimum book equity ratio for Partnership			30.00%
Minimum EBITDA to interest ratio			2.50%
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Long term debt interest rate description			LIBOR plus a margin of 1.9%.
Line of credit facility expiration date	2.20%
Line of credit facility expiration date	Dec. 31, 2024
Vigdis Facility [Member]
Debt Instrument [Line Items]
Minimum liquidity of Partnership			$ 22,000,000
Minimum book equity ratio for Partnership			30.00%
Minimum EBITDA to interest ratio			2.50%
Vessel Acquired [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of partnership			$ 1,000,000
Vessel Acquired [Member] | Vigdis Facility [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of partnership			1,000,000
Vessel Owned [Member] | Less Than 12 Months Remaining Tenor [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of partnership			1,500,000
Vessel Owned [Member] | Less Than 12 Months Remaining Tenor [Member] | Vigdis Facility [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of partnership			$ 1,500,000
Vigdis Knutsen [Member] | Vigdis Facility [Member]
Debt Instrument [Line Items]
Final balloon payment to be paid		$ 70,800,000
Line of credit facility expiration date		Feb. 28, 2022
Market value percentage of secured loan facility outstanding balance			130.00%
Vigdis Knutsen [Member] | Vigdis Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Line of credit facility expiration date		1.90%